Group Companies - Summary of Investment in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2023
10000 Champion Acquisition LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	10000 Champion Acquisition LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
24th Street Operator Sub, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	24th Street Operator Sub, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
2250 Blake Street Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	2250 Blake Street Hotel, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
36th Street IHG Sub, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	36th Street IHG Sub, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
426 Main Ave, LLC. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	426 Main Ave, LLC.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
46 Nevins Street Associates, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	46 Nevins Street Associates, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Alpha Kimball Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Alpha Kimball Hotel, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Asia Pacific Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Asia Pacific Holdings Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Barclay Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Barclay Operating Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
BHMC Canada Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHMC Canada Inc.
Registered addresses	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
Ownership Percentage	100.00%
BHR Holdings B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHR Holdings B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
BHR Pacific Holdings, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHR Pacific Holdings, Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
BHTC Canada Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHTC Canada Inc.
Registered addresses	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
Ownership Percentage	100.00%
Blythswood Square Glasgow Hotel OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Blythswood Square Glasgow Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
BOC Barclay Sub LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BOC Barclay Sub LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Bristol Oakbrook Tenant Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Bristol Oakbrook Tenant Company
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Cambridge Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Cambridge Lodging LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Capital Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Capital Lodging LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
CECNY Land Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	CECNY Land Holdings LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
CF Irving Owner, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	CF Irving Owner, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
CF McKinney Owner, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	CF McKinney Owner, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Compania Inter-Continental De Hoteles El Salvador SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Compañia Inter-Continental De Hoteles El Salvador SA
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Crowne Plaza, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Crowne Plaza, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Cumberland Akers Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Cumberland Akers Hotel, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Dunwoody Operations, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Dunwoody Operations, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Edinburgh George Street Hotel OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Edinburgh George Street Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
EVEN Real Estate Holding LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	EVEN Real Estate Holding LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
General Innkeeping Acceptance Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	General Innkeeping Acceptance Corporation
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Ownership interest type in subsidiaries	Ordinary shares and preference shares
Grand Central Glasgow Hotel OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Grand Central Glasgow Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Guangzhou SC Hotels Services Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Guangzhou SC Hotels Services Ltd.
Registered addresses	Building 4, No 13 Xiao Gang Zhong Ma Road, Zhuhai District, Guangzhou, Guangdong, P.R. China
Ownership Percentage	100.00%
Hawthorne Land Holdings LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hawthorne Land Holdings LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
HC International Holdings, Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HC International Holdings, Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
HH France Holdings SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH France Holdings SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
HH Hotels (EMEA) B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH Hotels (EMEA) B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
HH Hotels (Romania) SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH Hotels (Romania) SRL
Registered addresses	Bucharest, 2nd District, 2 Gara Herăstrău Street, 2nd floor, module 33, Romania
Ownership Percentage	100.00%
HIM (Aruba) NV [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HIM (Aruba) NV
Registered addresses	J E Irausquin Boulevard 93, 1Eagle/ Paardenbaai, Oranjestad West, Aruba
Ownership Percentage	100.00%
Hoft Properties LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hoft Properties LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Hospitality Franchising, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Hospitality Franchising, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Inn Mexicana S.A. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inn Mexicana S.A.
Registered addresses	Ontario # 1050, Col. Providencia, Guadalajara, Jalisco CP44630, Mexico
Ownership Percentage	100.00%
Holiday Inns (China) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (China) Limited
Registered addresses	5/F, Manulife Place, 348 Kwung Tong Road, Kowloon, Hong Kong
Ownership Percentage	100.00%
Holiday Inns (Courtalin) Holding SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Courtalin) Holding SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
Holiday Inns (Courtalin) SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Courtalin) SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
Holiday Inns (Germany), LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Germany), LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Inns (Jamaica), Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Jamaica), Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Inns (Middle East) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Middle East) Limited
Registered addresses	5/F, Manulife Place, 348 Kwung Tong Road, Kowloon, Hong Kong
Ownership Percentage	100.00%
Holiday Inns (Philippines), Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Philippines), Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Inns (Saudi Arabia), Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Saudi Arabia), Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Inns (Thailand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Thailand) Limited
Registered addresses	5/F, Manulife Place, 348 Kwung Tong Road, Kowloon, Hong Kong
Ownership Percentage	100.00%
Holiday Inns (U.K.), Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (U.K.), Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Inns Crowne Plaza (Hong Kong), Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Crowne Plaza (Hong Kong), Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Inns Holdings (Australia) Pty Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Holdings (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
Holiday Inns, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns, Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Inns Investment (Nepal) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Investment (Nepal) Limited
Registered addresses	5/F, Manulife Place, 348 Kwung Tong Road, Kowloon, Hong Kong
Ownership Percentage	100.00%
Holiday Inns of Belgium N.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns of Belgium N.V.
Registered addresses	Rond-Point Robert Schuman 11, 1040 Brussels, Belgium
Ownership Percentage	100.00%
Holiday Pacific Equity Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific Equity Corporation
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Pacific Limited Liability Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific Limited Liability Company
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Holiday Pacific Partners Limited Partnership [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific Partners Limited Partnership
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Hotel InterContinental London (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hotel InterContinental London (Holdings) Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Hotel Inter-Continental London Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hotel Inter-Continental London Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Hoteles Y Turismo HIH SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hoteles Y Turismo HIH SRL
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
IC Hotelbetriebsfuhrungs GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC Hotelbetriebsführungs GmbH
Registered addresses	QBC 4 – Am Belvedere 4, 1100, Vienna, Austria
Ownership Percentage	100.00%
IC Hotels Management (Portugal) Unipessoal, Lda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC Hotels Management (Portugal) Unipessoal, Lda
Registered addresses	Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
Ownership Percentage	100.00%
IC International Hotels Limited Liability Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC International Hotels Limited Liability Company
Registered addresses	Room 60, Section 11 Floor 3 Premises I, Building 1, House 125, Varshavskoye shosse Str, Vn.Ter.G. Municipal District Severnoye Chertanovo, Moscow City, 117587, Russia
Ownership Percentage	100.00%
IHC Arabia for Management, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Arabia for Management, LLC
Registered addresses	Level 6, Akaria Plaza, North Wing, Gate D, Olaya Street, PO Box 93228, Riyadh 1148, Saudi Arabia
Ownership Percentage	100.00%
IHC Buckhead, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Buckhead, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHC Hopkins (Holdings) Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Hopkins (Holdings) Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHC Hotel Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Hotel Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
IHC Inter-Continental (Holdings) Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Inter-Continental (Holdings) Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHC London (Holdings) [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC London (Holdings)
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
IHC May Fair Hotel Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC May Fair Hotel Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
IHC M-H (Holdings) Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC M-H (Holdings) Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHC Overseas (U.K.) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Overseas (U.K.) Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
IHC United States (Holdings) Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC United States (Holdings) Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Ownership interest type in subsidiaries	Ordinary shares and preference shares
IHC Willard (Holdings) Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Willard (Holdings) Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHG 24th Street JV LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG 24th Street JV LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHG (Marseille) SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Marseille) SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
IHG (Myanmar) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Myanmar) Limited
Registered addresses	No. 84, Pan Haliain Street, Unit #1, Level 8, Uniteam Marine Office Building, Sanchuang Township, Yangon, Myanmar
Ownership Percentage	100.00%
IHG (Thailand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Thailand) Limited
Registered addresses	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
Ownership Percentage	100.00%
IHG Amsterdam Management BV [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Amsterdam Management BV
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
IHG Bangkok Ltd.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Bangkok Ltd.
Registered addresses	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
IHG Brasil Administracao de Hoteis e Servicos Ltda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Brasil Administracao de Hoteis e Servicos Ltda
Registered addresses	Alameda Jau 536, Suite 3S-B, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
IHG Capital Lending LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Capital Lending LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHG Commissions Services SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Commissions Services SRL
Registered addresses	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, BB14004, Barbados
Ownership Percentage	100.00%
IHG de Argentina SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG de Argentina SA
Registered addresses	Avenida Cordoba 1547, piso 8, oficina A, 1055 Buenos Aires, Argentina
Ownership Percentage	100.00%
IHG ECS (Barbados) SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ECS (Barbados) SRL
Registered addresses	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, BB14004, Barbados
Ownership Percentage	100.00%
IHG Finance LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Finance LLC- Incorporated
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHG Franchising Brasil Ltda. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising Brasil Ltda.
Registered addresses	Alameda Jau 536, Suite 3S-D, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
IHG Franchising DR Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising DR Corporation
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHG Franchising, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHG Honduras S. de R.L. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Honduras S. de R.L.
Registered addresses	Blvd, Morazan, Centro Comercial El Dorado, 6th Floor, Tegucigalpa, Honduras
Ownership Percentage	100.00%
IHG Hotels (New Zealand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels (New Zealand) Limited
Registered addresses	Level 10, 55 Shortland Street, Auckland Central, Auckland 1010, New Zealand
Ownership Percentage	100.00%
IHG Hotels Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
IHG Hotels Management (Australia) Pty Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Management (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
Ownership interest type in subsidiaries	Ordinary shares and preference shares
IHG Hotels Nigeria Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Nigeria Limited
Registered addresses	1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
Ownership Percentage	100.00%
IHG Hotels South Africa (Pty) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels South Africa (Pty) Limited
Registered addresses	Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa
Ownership Percentage	100.00%
IHG International Partnership [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG International Partnership
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
IHG Istanbul Otel Ynetim Limited Sirketi [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Istanbul Otel Yönetim Limited Sirketi
Registered addresses	Maslak Mah. Eski Büyükdere Cad. Orjin Maslak İŞ, Merkezi Sitesi No: 27 IC KapiI No: 4 Sariyer/Istanbul, Turkey
Ownership Percentage	100.00%
IHG Japan (Management), LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Japan (Management), LLC
Registered addresses	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, 105-0001, Tokyo, Japan
Ownership Percentage	100.00%
IHG Japan (Osaka), LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Japan (Osaka), LLC
Registered addresses	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, 105-0001, Tokyo, Japan
Ownership Percentage	100.00%
IHG Management (Maryland), LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management (Maryland), LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHG Management (Netherlands) B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management (Netherlands) B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
IHG Management d.o.o. Beograd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management d.o.o. Beograd
Registered addresses	Krunska 73, 3rd floor, office no.3, Vračar, 11000 Belgrade, Serbia
Ownership Percentage	100.00%
IHG Management MD Barclay Sub LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management MD Barclay Sub, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
IHG Management SL d.o.o. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management SL d.o.o.
Registered addresses	Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
Ownership Percentage	100.00%
IHG Mexico Operaciones SA de CV [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Mexico Operaciones SA de CV
Registered addresses	Ontario # 1050, Col. Providencia, Guadalajara, Jalisco CP44630, Mexico
Ownership Percentage	100.00%
IHG Middle East Management Consultancies LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Middle East Management Consultancies LLC
Registered addresses	Suite 2201, Festival Tower, Dubai Festival City, Al Rebbat St., P.O. Box 58191, Dubai, United Arab Emirates
Ownership Percentage	100.00%
IHG Peru SRL [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Peru SRL
Registered addresses	Bernard Monteagudo 201, 15076, Lima, Peru
Ownership Percentage	100.00%
IHG PS Nominees Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG PS Nominees Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
IHG Sermex SA de CV [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Sermex SA de CV
Registered addresses	Ontario # 1050, Col. Providencia, Guadalajara, Jalisco CP44630, Mexico
Ownership Percentage	100.00%
IHG Systems Pty Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Systems Pty Ltd.
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
Ownership interest type in subsidiaries	Ordinary shares and preference shares
IHG Szalloda Budapest Szolgaltato Kft. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Szalloda Budapest Szolgaltato Kft.
Registered addresses	1052 Budapest, Apáczai Csere Jánus u. 12 –14A, Hungary
Ownership Percentage	100.00%
IHG Technology Solutions LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Technology Solutions, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
InterContinental Berlin Service Company GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Berlin Service Company GmbH
Registered addresses	Budapester Str. 2, 10787 Berlin, Germany
Ownership Percentage	100.00%
InterContinental (PB) 1 [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (PB) 1
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
InterContinental (PB) 3 Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (PB) 3 Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Inter-Continental D.C. Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental D.C. Operating Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Inter-Continental Florida Partner Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Florida Partner Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
InterContinental Gestion Hotelera SLU [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Gestion Hotelera SLU
Registered addresses	Paseo de Recoletos 37 – 41, 28004 Madrid, Spain
Ownership Percentage	100.00%
InterContinental Hospitality Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental Hospitality Corporation
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
InterContinental Hotel Berlin GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotel Berlin GmbH
Registered addresses	Budapester Str. 2, 10787 Berlin, Germany
Ownership Percentage	100.00%
Inter-Continental Hoteleira Limitada [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hoteleira Limitada
Registered addresses	Alameda Jau 536, Suite 3S-E, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
Inter-Continental Hotels (Montreal) Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Montreal) Operating Corp.
Registered addresses	1980 Pérodeau Street, Vaudreuil-Dorion, J7V 8P7, Quebec, Canada
Ownership Percentage	100.00%
Inter-Continental Hotels (Montreal) Owning Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Montreal) Owning Corp.
Registered addresses	1980 Pérodeau Street, Vaudreuil-Dorion, J7V 8P7, Quebec, Canada
Ownership Percentage	100.00%
InterContinental Hotels (Puerto Rico) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels (Puerto Rico) Inc.
Registered addresses	361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
Ownership Percentage	100.00%
Inter-Continental Hotels Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels Corporation
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
InterContinental Hotels Corporation de Venezuela C.A. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental Hotels Corporation de Venezuela C.A.
Registered addresses	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
Ownership Percentage	100.00%
Intercontinental Hotels Corporation Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental Hotels Corporation Limited
Registered addresses	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
Ownership Percentage	100.00%
Ownership interest type in subsidiaries	Ordinary shares and preference shares
InterContinental Hotels Group (Asia Pacific) Pte Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Asia Pacific) Pte Ltd.
Registered addresses	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
Ownership Percentage	100.00%
InterContinental Hotels Group (Australia) Pty Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
InterContinental Hotels Group (Canada) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Canada), Inc.
Registered addresses	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
Ownership Percentage	100.00%
InterContinental Hotels Group (España) SAU [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (España) SAU
Registered addresses	Paseo de Recoletos 37 – 41, 28004 Madrid, Spain
Ownership Percentage	100.00%
InterContinental Hotels Group (Greater China) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Greater China) Limited
Registered addresses	5/F, Manulife Place, 348 Kwung Tong Road, Kowloon, Hong Kong
Ownership Percentage	100.00%
InterContinental Hotels Group (India) Private Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (India) Private Limited
Registered addresses	11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
Ownership Percentage	100.00%
InterContinental Hotels Group (Japan) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Japan), Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
InterContinental Hotels Group (New Zealand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (New Zealand) Limited
Registered addresses	Level 10, 55 Shortland Street, Auckland Central, Auckland 1010, New Zealand
Ownership Percentage	100.00%
InterContinental Hotels Group (Shanghai) Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Shanghai) Ltd.
Registered addresses	22/F Citigroup Tower, No. 33 Huayanshiqiao Road, Lujiazui, Pudong New Area, 200120, Shanghai, P.R. China
Ownership Percentage	100.00%
InterContinental Hotels Group (Vietnam) Company Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Vietnam) Company Limited
Registered addresses	Room No. 23, Floor 16, Saigon Tower Building, 29 Le Duan Street, Ben Nghe Ward, District 1, Ho Chi Minh City, Vietnam
Ownership Percentage	100.00%
InterContinental Hotels Group Customer Services Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Customer Services Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
InterContinental Hotels Group do Brasil Limitada [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group do Brasil Limitada
Registered addresses	Alameda Jau 536, Suite 3S-C, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
InterContinental Hotels Group Healthcare Trustee Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Healthcare Trustee Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
InterContinental Hotels Group Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Operating Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Ownership interest type in subsidiaries	1⁄4 vote ordinary shares and ordinary shares
InterContinental Hotels Group Resources, LLC. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Resources, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Ownership interest type in subsidiaries	Ordinary shares and preference shares
InterContinental Hotels Group Services Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Services Company
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
InterContinental Hotels Italia, S.r.L. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Italia, S.r.L.
Registered addresses	Viale Monte Nero n.84, 20135 Milano, Italy
Ownership Percentage	100.00%
InterContinental Hotels Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Ownership interest type in subsidiaries	Directly owned by InterContinental Hotels Group PLC
InterContinental Hotels Managementgesellschaft mbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Managementgesellschaft mbH
Registered addresses	Thurn-und-Taxis-Platz 6 – 60313 Frankfurt am Main, Germany
Ownership Percentage	100.00%
InterContinental Hotels Management Montenegro d.o.o. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Management Montenegro d.o.o.
Registered addresses	Bulevar Svetog Petra Cetinjskog 149 – 81000 Podgorica, Montenegro
Ownership Percentage	100.00%
InterContinental Hotels Nevada Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Nevada Corporation
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
InterContinental Hotels of San Francisco Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels of San Francisco, Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
InterContinental IOHC (Mauritius) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental IOHC (Mauritius) Limited
Registered addresses	Juris Tax Services Ltd. Level 12, NeX Teracom Tower II, Ebene, Mauritius
Ownership Percentage	100.00%
InterContinental Management AM, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management AM, LLC
Registered addresses	23/6 D, Anhaght Str., Yerevan, 0069, Armenia
Ownership Percentage	100.00%
InterContinental Management Bulgaria EOOD [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management Bulgaria EOOD
Registered addresses	37A Professor Fridtjof Nansen Street, 5th Floor, District Sredets, Sofia, 1142, Bulgaria
Ownership Percentage	100.00%
InterContinental Management France SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management France SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
InterContinental Management Poland sp. Z.o.o [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management Poland sp. Z.o.o
Registered addresses	Generation Park Z – ul. Towarowa 28, 00-839 Warsaw, Poland
Ownership Percentage	100.00%
InterContinental Overseas Holdings, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Overseas Holdings, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KG Benefits, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Benefits, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KG Gift Card Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Gift Card Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KG Liability, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Liability LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KG Technology, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Technology, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG 851 LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG 851 LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Aertson LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Aertson LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Allegro, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Allegro, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Argyle, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Argyle, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Atlanta Midtown LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Atlanta Midtown LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Austin Beverage Company, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Austin Beverage Company, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Baltimore, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Baltimore, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Born, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Born LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Boston Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Boston Hotel, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Bozeman, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Bozeman LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Buckhead, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Buckhead LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Canary, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Canary LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Cayman, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Cayman LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Cayman Employer Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Cayman Employer Ltd.
Registered addresses	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
Ownership Percentage	100.00%
KHRG Charlottesville LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Charlottesville LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Dallas, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Dallas LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Dallas Beverage Company, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Dallas Beverage Company, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Employer, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Employer, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
SS Aetna Acquisition, LLC fka KHRG Goleta, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SS Aetna Acquisition, LLC fka KHRG Goleta, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Gray, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Gray LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Gray U2, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Gray U2 LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Huntington Beach LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Huntington Beach LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Key West, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Key West LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG King Street, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG King Street, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG La Peer, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG La Peer LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Miami Beach, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Miami Beach LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Muse, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Muse LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG New Orleans, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG New Orleans LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG NPC, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG NPC LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Palladian, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Palladian LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Palomar Phoenix, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Palomar Phoenix LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Philly Monaco, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Philly Monaco LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Pittsburgh, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Pittsburgh LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Porsche Drive, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Porsche Drive LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Reynolds, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Reynolds LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Riverplace, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Riverplace LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Sacramento, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sacramento LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Schofield, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Schofield LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG SFD, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SFD LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG SF Wharf, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SF Wharf LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG SF Wharf U2, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SF Wharf U2 LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG South Beach, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG South Beach LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG State Street, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG State Street LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Sutter, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sutter LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Sutter Union, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sutter Union LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Taconic, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Taconic LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Tariff, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Tariff LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Texas Hospitality, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Texas Hospitality, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Texas Operations, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Texas Operations, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Tryon, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Tryon LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Vero Beach, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Vero Beach, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Vintage Park, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Vintage Park LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG VZ Austin, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG VZ Austin LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Wabash, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Wabash LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Westwood, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Westwood, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
KHRG Wilshire, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Wilshire LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Kimpton Hollywood Licenses, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Hollywood Licenses LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Kimpton Hotel & Restaurant Group, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Hotel & Restaurant Group, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Kimpton Hotel Frankfurt GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Hotel Frankfurt GmbH
Registered addresses	Thurn-und-Taxis-Platz 6 – 60313 Frankfurt am Main, Germany
Ownership Percentage	100.00%
Kimpton Phoenix Licenses Holdings, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Phoenix Licenses Holdings LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Louisiana Acquisitions Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Louisiana Acquisitions Corp.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Luxury Resorts And Spas (France) SAS [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Luxury Resorts and Spas (France) SAS
Registered addresses	95 Blvd. Berthier, 75017 Paris, France
Ownership Percentage	100.00%
Manchester Oxford Street Hotel OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Manchester Oxford Street Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Mercer Fairview Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Mercer Fairview Holdings LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Met Leeds Hotel OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Met Leeds Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
MH Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	MH Lodging LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Oxford Spires Hotel OpCo Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Oxford Spires Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Oxford Thames Hotel OpCo Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Oxford Thames Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
PML Services LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PML Services LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Pollstrong Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Pollstrong Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Powell Pine, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Powell Pine, Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Priscilla Holiday of Texas, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Priscilla Holiday of Texas, Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
PT Regent Indonesia [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PT Regent Indonesia
Registered addresses	Menara Imperium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
Ownership Percentage	100.00%
PT SC Hotels & Resorts Indonesia [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PT SC Hotels & Resorts Indonesia
Registered addresses	Menara Imperium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
Ownership Percentage	100.00%
Raison d'Etre Holdings (BVI) Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Holdings (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Raison dEtre Spas Sweden AB [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Spas, Sweden AB
Registered addresses	Grevgatan 13, 11453 Stockholm, Sweden
Ownership Percentage	100.00%
Regent Asia Pacific Hotel Management Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Asia Pacific Hotel Management Limited
Registered addresses	14th Floor, South China Building, 1-3 Wyndham Street, Hong Kong, SAR
Ownership Percentage	100.00%
Regent Asia Pacific Management Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Asia Pacific Management Limited
Registered addresses	Brumby Centre, Lot 42, Jalan Muhibbah, 87000 Labuan F.T., Malaysia
Ownership Percentage	100.00%
Regent Berlin GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Berlin GmbH
Registered addresses	Charlottenstrasse 49, 10117 Berlin, Germany
Ownership Percentage	100.00%
Regent International Hotels Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent International Hotels Ltd
Registered addresses	14th Floor, South China Building, 1-3 Wyndham Street, Hong Kong, SAR
Ownership Percentage	100.00%
Roxburghe Hotel Edinburgh OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Roxburghe Hotel Edinburgh OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Russell London Hotel OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Russell London Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
SBS Maryland Beverage Company LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SBS Maryland Beverage Company LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
SC Hotels International Services, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Hotels International Services, Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
SC Leisure Group Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Leisure Group Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
SC NAS 2 Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC NAS 2 Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
SC Quest Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Quest Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
SC Reservations (Philippines) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Reservations (Philippines) Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
SCH Insurance Company [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SCH Insurance Company
Registered addresses	Primmer Piper Eggleston & Cramer PC, 30 Main St., Suite 500, P.O. Box 1489, Burlington, VT 05402-1489, USA
Ownership Percentage	100.00%
Semiramis for training of Hotel Personnel and Hotel Management SAE [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Semiramis for training of Hotel Personnel and Hotel Management SAE
Registered addresses	Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
Ownership Percentage	100.00%
Six Continents Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Holdings Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Six Continents Hotels Belize Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels Belize Limited
Registered addresses	84 Albert Street, Belize City, Belize, C.A.
Ownership Percentage	100.00%
Six Continents Hotels de Colombia SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels de Colombia SA
Registered addresses	Calle 49, Sur 45 A 300, Oficina 1102, 055422 Envigado, Antioquia, Colombia
Ownership Percentage	100.00%
Six Continents Hotels International Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels International Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Six Continents Hotels, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels, Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Six Continents International Holdings B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents International Holdings B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
Six Continents Investments Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Investments Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Ownership interest type in subsidiaries	Ordinary shares, 5% cumulative preference shares and 7% cumulative preference shares
Six Continents Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Six Continents Overseas Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Overseas Holdings Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
SixCo North America, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SixCo North America, Inc
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Six Senses America IP LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Senses Americas IP, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
Six Senses North America Management LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Senses North America Management, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
SLC Sustainable Luxury Cyprus Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SLC Sustainable Luxury Cyprus Limited
Registered addresses	ATS Services Limited, Capital Center, 9th Floor, 2-4 Arch, Makarios III Ave., 1065 Nicosia, Cyprus
Ownership Percentage	100.00%
SPHC Management Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SPHC Management Ltd.
Registered addresses	C/o Holiday Inn & Suites, Cnr Waigani Drive & Wards Road, Port Moresby, National Capital District, Papua New Guinea
Ownership Percentage	100.00%
St. David's Cardiff Hotel OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	St. David’s Cardiff Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
Sustainable Luxury Holdings (BVI) Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Holdings (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Sustainable Luxury Lanka Private Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Lanka Private Ltd
Registered addresses	Shop No. L3-6, Amity Building, No. 125 High Level Road, Maharagama, Colombo, Sri Lanka
Ownership Percentage	100.00%
Sustainable Luxury Holdings Thailand Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Holding (Thailand) Limited
Registered addresses	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 103330, Thailand
Ownership Percentage	49.00%
Ownership interest type in subsidiaries	Ordinary A and ordinary B shares; Minority interest relates to one or more individual shareholders who are employed or were previously employed by the entity
Sustainable Luxury Hospitality Thailand Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Hospitality (Thailand) Limited
Registered addresses	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 103330, Thailand
Ownership Percentage	73.99%
Ownership interest type in subsidiaries	Ordinary A and ordinary B shares; Minority interest relates to one or more individual shareholders who are employed or were previously employed by the entity
Sustainable Luxury Maldives Private Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Maldives Private Limited
Registered addresses	Premier Chambers, M. Lux Lodge, 1st Floor, Orchid Magu, Male, Republic of Maldives
Ownership Percentage	100.00%
Sustainable Luxury Management Thailand Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Management (Thailand) Limited
Registered addresses	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 103330, Thailand
Ownership Percentage	73.99%
Ownership interest type in subsidiaries	Ordinary A and ordinary B shares; Minority interest relates to one or more individual shareholders who are employed or were previously employed by the entity
Sustainable Luxury Mauritius Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Mauritius Limited
Registered addresses	Venture Corporate Services (Mauritius) Ltd, Level 3, Tower 1, Nexteracom Towers, Cybercity, Ebene, Mauritius
Ownership Percentage	100.00%
Sustainable Luxury Operations Thailand Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Operations (Thailand) Limited
Registered addresses	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 103330, Thailand
Ownership Percentage	99.9998%
Ownership interest type in subsidiaries	Minority interest relates to one or more individual shareholders who are employed or were previously employed by the entity
Sustainable Luxury Services (BVI) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Services (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Sustainable Luxury Singapore Private Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Singapore Private Limited
Registered addresses	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
Ownership Percentage	100.00%
Sustainable Luxury UK Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury UK Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
The Grand Central Hotel Glasgow Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Grand Central Hotel Glasgow Limited
Registered addresses	1 More London Place, London, SE1 2AF, UK
Ownership Percentage	100.00%
The Met Hotel Leeds Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Met Hotel Leeds Limited
Registered addresses	1 More London Place, London, SE1 2AF, UK
Ownership Percentage	100.00%
The Principal Edinburgh George Street Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal Edinburgh George Street Limited
Registered addresses	1 More London Place, London, SE1 2AF, UK
Ownership Percentage	100.00%
The Principal London Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal London Limited
Registered addresses	1 More London Place, London, SE1 2AF, UK
Ownership Percentage	100.00%
he Principal Manchester Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal Manchester Limited
Registered addresses	1 More London Place, London, SE1 2AF, UK
Ownership Percentage	100.00%
The Principal York Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal York Limited
Registered addresses	1 More London Place, London, SE1 2AF, UK
Ownership Percentage	100.00%
The Roxburghe Hotel Edinburgh Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Roxburghe Hotel Edinburgh Limited
Registered addresses	Atria One, 144 Morrison Street, Edinburgh, EH3 8EX, UK
Ownership Percentage	100.00%
White Shield Company Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	White Shield Company Limited
Registered addresses	21 Engineer Lane, Gibraltar, GX11 1AA, Gibraltar
Ownership Percentage	100.00%
World Trade Centre Montreal Hotel Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	World Trade Centre Montreal Hotel Corporation
Registered addresses	Suite 2500, 1000 de La Gauchetiere St. West, Montreal C H3B OA2, Canada
Ownership Percentage	100.00%
Wotton House Hotel OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Wotton House Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
WY BLL Owner, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	WY BLL Owner, LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
York Station Road Hotel OpCo Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	York Station Road Hotel OpCo Limited
Registered addresses	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
Ownership Percentage	100.00%
IHG ANA Hotels Group Japan LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ANA Hotels Group Japan LLC
Registered addresses	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, 105-0001, Tokyo, Japan
Ownership Percentage	74.66%
IHG ANA Hotels Holdings Co., Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ANA Hotels Holdings Co., Ltd.
Registered addresses	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, 105-0001, Tokyo, Japan
Ownership Percentage	66.00%
Regent Hospitality Worldwide Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Hospitality Worldwide, Inc.
Registered addresses	Maples Corporate Services Ltd. – PO Box 309, Ugland House, Grand Cayman – KY-1104, Cayman Islands
Ownership Percentage	51.00%
Universal de Hoteles SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Universal de Hoteles SA
Registered addresses	Calle 49, Sur 45 A 300, Oficina 1102, 055422 Envigado, Antioquia, Colombia
Ownership Percentage	99.99%
Ownership interest type in subsidiaries	Minority interest relates to one or more individual shareholders who are employed or were previously employed by the entity